Stockholders' Equity Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Billions		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 03, 2021
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.425	$ 1.64	$ 1.60	$ 1.52
Stock Repurchase Program, Authorized Amount					$ 1.5